Financial Risk Factors and Risk Management - Aging of Trade Receivables (Details) - Trade Receivables € in Millions	Dec. 31, 2017 EUR (€)
Aging of Trade Receivables
Trade Receivables	€ 5,810
Individually impaired, net of allowances	110
Current
Aging of Trade Receivables
Trade Receivables	4,185
Past due 1 to 30 days
Aging of Trade Receivables
Trade Receivables	695
Past due 31 to 120 days
Aging of Trade Receivables
Trade Receivables	459
Past due 121 to 365 days
Aging of Trade Receivables
Trade Receivables	266
Past due over 365 days
Aging of Trade Receivables
Trade Receivables	95
Past due but not individually impaired
Aging of Trade Receivables
Trade Receivables	€ 1,515